May 2, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Dodge & Cox Funds

File Nos. 2-11522, 811-173

Dodge & Cox Balanced Fund (S000011204; C000030877)

Dodge & Cox Stock Fund (S000011202; C000030875)

Dodge & Cox Income Fund (S000011205; C000030878)

Dodge & Cox International Stock Fund (S000011203; C000030876)

Dodge & Cox Global Stock Fund (S000022057; C000063339)

Ladies and Gentlemen:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed by Registrant pursuant to Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, filed on April 28, 2008, and that the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Thomas M. Mistele
Thomas M. Mistele
Secretary